RESTRUCTURING COSTS - Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Restructuring Reserve [Roll Forward]
Beginning balance	$ 2,966	$ 3,653
Valuation adjustments	432	81
Lease payments	(487)	(870)
Lease accretion	46	93
Ending balance	$ 2,957	$ 2,957